LONG-TERM DEBT - Senior secured loan facility (Details) $ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 01, 2019 USD ($)	Dec. 18, 2018 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) installment	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Interest and Finance Expense
Finance and interest costs				$ 35,302	$ 66,926
Repayment of loan facility				98,000
Outstanding balance	$ 182,000				554,296		$ 463,920	$ 666,492
Amortization of loan facility transaction costs				1,989	95
Loan facility
Interest and Finance Expense
Notional amount		$ 480,000
Term (in years)		4 years
Undrawn portion of the loan facility							16,392
Amount used for letter of credit						$ 2,100	1,608
Finance and interest costs				26,045	1,178
Outstanding balance							$ 382,000
Effective interest rate (as a percent)						5.20%	5.20%
Loan facility | Minimum | USD Base rate
Interest and Finance Expense
Interest rate basis (as a percent)		1.50%
Loan facility | Maximum | USD Base rate
Interest and Finance Expense
Interest rate basis (as a percent)		2.50%
Loan facility | LIBOR
Interest and Finance Expense
Interest rate (as a percent)						1.70%	1.70%
Loan facility | LIBOR | Minimum | USD LIBOR
Interest and Finance Expense
Interest rate basis (as a percent)		2.50%
Loan facility | LIBOR | Maximum | USD LIBOR
Interest and Finance Expense
Interest rate basis (as a percent)		3.50%
Revolving facility
Interest and Finance Expense
Notional amount		$ 230,000
Finance and interest costs				24,056	1,083
Repayment of loan facility	$ 18,000		$ 30,000	48,000
Maximum borrowing capacity			$ 200,000
Outstanding balance					225,363		$ 178,439
Transaction costs				4,639	4,678
Amortization of loan facility transaction costs				1,037	40
Revolving facility | Minimum
Interest and Finance Expense
Stand by fee (as a percent)			0.60%
Revolving facility | Maximum
Interest and Finance Expense
Stand by fee (as a percent)			0.80%
Term facility
Interest and Finance Expense
Notional amount		$ 250,000
Finance and interest costs				1,989	95
Repayment of loan facility				50,000	0
Maximum borrowing capacity					200,000
Outstanding balance					246,783		$ 197,763
Transaction costs				$ 3,243	3,271
Number of quarterly installments | installment				3
Amortization of loan facility transaction costs				$ 952	$ 55